Consolidated statements of cash flows $ in Millions, R in Billions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash flows from (used in) operating activities [abstract]
Cash flows from operating activities	$ 1,230.2	$ 1,111.4	$ 845.0
Cash generated by operations	2,347.3	1,933.9	1,302.8
Interest received	7.4	7.6	6.6
Change in working capital	(89.4)	(171.8)	(24.6)
Cash generated by operating activities	2,265.3	1,769.7	1,284.8
Silicosis payment	(4.4)	(3.5)	(4.6)
Interest paid	(103.2)	(127.2)	(132.0)
Royalties paid	(108.8)	(102.5)	(72.3)
Taxation paid	(448.8)	(278.7)	(181.8)
Net cash from operations	1,600.1	1,257.8	894.1
Dividends paid	(369.9)	(146.4)	(49.1)
– Owners of the parent	(322.3)	(137.7)	(45.5)
– Non-controlling interest holders	(46.7)	(7.6)	(2.2)
– South Deep BEE dividend	(0.9)	(1.1)	(1.4)
Cash flows from (used in) investing activities [abstract]
Cash flows from investing activities	(1,070.5)	(607.4)	(446.8)
Additions to property, plant and equipment	(1,088.7)	(583.7)	(612.5)
Capital expenditure - working capital	28.7	(7.1)	0.0
Proceeds on disposal of property, plant and equipment	2.8	0.7	3.7
Purchase of Asanko Gold	0.0	0.0	(20.0)
Purchase of investments	(27.4)	(0.6)	(6.5)
Redemption of Asanko Preference Shares	5.0	37.5	10.0
Proceeds on disposal of subsidiary	0.0	0.0	6.2
Proceeds on disposal of Maverix associate	0.0	0.0	66.8
Proceeds on disposal of investments	19.2	22.9	112.6
Loan advanced – contractors	0.0	(68.4)	0.0
Contributions to environmental trust funds	(10.1)	(8.7)	(7.1)
Cash flows from (used in) financing activities [abstract]
Cash flows from financing activities	(510.5)	(139.8)	(104.6)
Loans raised	207.5	689.8	1,538.0
Loans repaid	(644.2)	(1,014.2)	(1,604.3)
Payment of principal lease liabilities	(73.8)	(64.4)	(38.3)
Proceeds from the issue of shares	0.0	249.0	0.0
Net cash (utilised)/generated	(350.8)	364.2	293.6
Effect of exchange rate fluctuation on cash held	(11.3)	7.6	1.7
Cash and cash equivalents at beginning of the year	886.8	515.0	219.7
Cash and cash equivalents at end of the year	$ 524.7	$ 886.8	$ 515.0